Intangible Assets - Summary of Changes in Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 6,370	₩ 3,869	₩ 3,342
Acquisitions/Capital expenditure	4,506	6,455	2,741
Amortization	(3,211)	(2,406)	(1,917)
Disposals	(3)	(18)	(10)
Reclassification	0
Impairment	(615)	(1,531)	(293)
Foreign exchange differences	10	1	6
Ending balance	7,057	6,370	3,869
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,780	1,938	1,264
Acquisitions/Capital expenditure	379	2,136	1,856
Amortization	(1,382)	(1,296)	(1,184)
Disposals	0	0	0
Reclassification	0
Impairment	0	0	0
Foreign exchange differences	7	2	2
Ending balance	1,784	2,780	1,938
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	626	545	483
Acquisitions/Capital expenditure	369	170	138
Amortization	(112)	(83)	(71)
Disposals	0	(6)	(5)
Reclassification	0
Impairment	0	0	0
Foreign exchange differences	0	0	0
Ending balance	883	626	545
License fee
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,678	1,351	1,430
Acquisitions/Capital expenditure	3,755	3,886	747
Amortization	(1,717)	(1,027)	(538)
Disposals	0	0	0
Reclassification	258
Impairment	(615)	(1,531)	(293)
Foreign exchange differences	3	(1)	5
Ending balance	4,362	2,678	1,351
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	286	35	165
Acquisitions/Capital expenditure	3	263	0
Amortization	0	0	(124)
Disposals	(3)	(12)	(5)
Reclassification	(258)
Impairment	0	0	0
Foreign exchange differences	0	0	(1)
Ending balance	₩ 28	₩ 286	₩ 35